Commitments and Contingencies - Additional Information (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Loss Contingencies [Line Items]
New Claims Filed, Number		0
Pending Litigation [Member]
Loss Contingencies [Line Items]
Pending Claims Number	0	0
Indemnification Agreement [Member]
Loss Contingencies [Line Items]
New Claims Filed, Number	0	0